Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	THE ADVISORS’ INNER CIRCLE FUND III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2025
Prospectus Date	rr_ProspectusDate	May 01, 2024
FS Multi-Strategy Alternatives Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

(the “Trust”)

FS Multi-Strategy Alternatives Fund

(the “Fund”)

Supplement dated April 1, 2025 to the Fund’s Summary Prospectus (the “Summary

Prospectus”) and Prospectus (the “Prospectus”),

each dated May 1, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

The Fund may invest in Regulation S securities through one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands. Accordingly, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	In the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus:

a.	The second and third sentences of the eighth paragraph under “Principal Strategies – General” are deleted and replaced with the following:

Generally, each Subsidiary will invest primarily in commodity futures, forwards and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the U.S. Securities and Exchange Commission (“SEC”) pursuant to Regulation S (“Regulation S Securities”) under the Securities Act of 1933, as amended (the “1933 Act”), and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. To the extent the Fund invests in a Subsidiary to gain exposure to the commodities markets, it will do so within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies.

b.	The ninth paragraph under “Principal Strategies – General” is deleted and replaced with the following:

Up to 15% of the Fund’s net assets may be invested in illiquid investments, which may include privately placed securities that may only be resold in reliance on Rule 144A under the 1933 Act and Regulation S Securities held by a Subsidiary.

2.	In the “Principal Risks” section of the Summary Prospectus and Prospectus, the following is added as a new second paragraph under the “Rule 144A and Other Exempted Securities Risk” heading:

In addition, the Fund may seek exposure to Regulation S Securities through investment in one or more Subsidiaries. Regulation S securities may be less liquid than publicly traded securities as a result of legal or contractual restrictions on resale. Regulation S Securities may be resold in privately negotiated transactions but the price realized in such resales could be less than the amount originally paid. Further, because Regulation S Securities are not publicly traded, they may not be subject to the same disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.

3.	In the “More Information About Risk” section of the Prospectus, the following is added as a new second paragraph under the “Rule 144A and Other Exempted Securities Risk Factor”heading:

In addition, the Fund may seek exposure to Regulation S Securities through investment in one or more Subsidiaries. Because Regulation S Securities are subject to legal or contractual restrictions on resale, these securities may be considered illiquid. Furthermore, as these securities are generally less liquid than registered securities traded on established secondary markets, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S Securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CHI-SK-049-0100